Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ (10,246)	€ (10,082)	€ (10,132)
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(42,455)	(37,292)	(37,327)
Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(42,386)	(36,994)	(37,163)
Bonds at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(26)	(27)	(28)
Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(43)	(271)	(136)
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(34,554)	(29,012)	(28,332)
Level 1 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(34,554)	(29,012)	(28,332)
Level 2 of fair value hierarchy [member] | Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(10,246)	(10,082)	(10,132)
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(7,837)	(7,988)	(8,859)
Level 2 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(7,811)	(7,961)	(8,831)
Level 2 of fair value hierarchy [member] | Bonds at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(26)	(27)	(28)
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(64)	(292)	(136)
Level 3 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(21)	(21)
Level 3 of fair value hierarchy [member] | Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ (43)	€ (271)	€ (136)